Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income [text block] [Abstract]
Schedule of other operating income
	2018	2019	2020
	MCh$	MCh$	MCh$
Income for assets received in lieu of payment
Income from sale of assets received in lieu of payment	3,650	2,560	3
Other income	56	40	87
Subtotal	3,706	2,600	90

Release of provisions for contingencies
Other provisions for contingencies	7,526	—	—
Subtotal	7,526	—	—

Other income
Release of provisions and expense recovery	4,218	9,002	6,497
Rental investment properties	9,013	8,387	5,748
Reimbursements for insurance policies	6,346	349	4,414
Recovery from correspondent banks	2,591	2,816	2,841
Income from sale leased assets	2,586	1,166	1,956
Revaluation of prepaid monthly payments	1,224	1,731	1,569
Credit card income	2,504	4,037	459
Others	5,581	2,227	3,097
Subtotal	34,063	29,715	26,581

Total	45,295	32,315	26,671